Correction of an error - Additional Information (Details) - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [line items]
Diluted weighted average common shares	142,254,384	137,894,806
Diluted earnings per share	$ 1.81	$ 2.6	$ (25.51)	$ (47.09)	$ (68.06)
Previously stated [member]
Earnings per share [line items]
Diluted weighted average common shares	136,283,972	131,924,394
Diluted earnings per share	$ 1.89	$ 2.72